Contingent liabilities, contractual commitments, and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 91,900	$ 90,378
Commitments	711,159	685,589
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,571	8,776
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	12,235	4,295
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	691,353	672,518
– financial guarantees and other similar contracts
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	91,104	89,762
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 796	$ 616